Note 4 - Balance Sheet Components - Estimated Future Amortization Expense (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
2027	$ 731	$ 732
2028	727	731
2029	636	727
2029		636
Total	$ 2,643	$ 2,826